UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Secretary & Treasurer
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                11/13/02
-----------------------     --------------------------   --------------------
   [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-06287                        ABANCO Investments, Ltd.
     28-4558                         Parametric Portfolio Assoc.
     28-3420                         Ashford Capital Management
     28-04874                        Gardner Lewis Asset Management, LP
         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $401
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE



        COLUMN 1             COLUMN  2    COLUMN 3    COLUMN 4       COLUMN5             COLUMN 6      COLUMN 7      COLUMN 8
                                                      Value    Shares or           PUT/  Investment    Other     Voting Authority
      Name of Issuer        Title of Class  CUSIP     (x$1000) Prin Amount SH/PRIN CALL  Discretion   Managers  Sole   Shared  None
      --------------        --------------  -----     -------- ----------- ------- ----  ----------   --------  ----   ------  ----
AT&T Wireless Services Inc    Common       00209A106     86     20,900     SH            Shared-OTHER     1    20,900
Corning Inc                   Common       219350105     30     18,900     SH            Shared-OTHER     1    18,900
JPS Industries, Inc.          Common       46624E405     67     17,275     SH            Shared-OTHER     1    17,275
KCS Energy Inc                Common       482434206     33     22,131     SH            Shared-OTHER     1    22,131
Lucent Technologies Inc       Common       549463107     17     21,900     SH            Shared-OTHER     1    21,900
OMI Corp New                  Common       Y6476W104     60     18,500     SH            Shared-OTHER     1    18,500
Security Associates Intl      Common       813764305     20     40,000     SH                Sole              40,000
TFC Enterprises Inc           Common       872388103     61     37,970     SH            Shared-OTHER     1    37,970
W R Grace & Co DEL New        Common       38388F108     25     16,100     SH            Shared-OTHER     1    16,100
Worldcom Inc GA New           Common       98157D106      2     17,300     SH            Shared-OTHER     1    17,300

                                                               230,976                                         30,976








01864.0001 #363866